Remuneration of auditors (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	€ 32	€ 32	€ 23
Fees payable to the Group's auditors for the audit of non-statutory financial statements	15	8	0
Audit-related assurance services	2	1	0
Other taxation advisory services	0	0	0
Services relating to corporate finance transactions	0	0	0
Other assurance services	10	7	1
All other non-audit services	0	0	0
Total fees payable	59	48	24
Reporting services performed in preparation for the demerger	6
Auditor remuneration for various services (each less than individually)	1	1	1
Top of range
Disclosure of Auditors Remuneration [Line Items]
Audit-related assurance services	1
Services supplied to associated pension schemes	1	1	1
Auditor remuneration for audit-related assurance services	1	1	1
Unilever Group
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	13	12	7
Total for all subsidiaries
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	€ 19	€ 20	€ 16